Property, Plant and Equipment - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Gross Cost	$ 19,374	$ 17,008
Accumulated Depreciation	(16,280)	(14,721)
Net Cost	3,094	2,287
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	81	73
Net Cost	81	73
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	891	788
Accumulated Depreciation	(479)	(412)
Net Cost	412	376
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	3,074	2,713
Accumulated Depreciation	(2,782)	(2,474)
Net Cost	292	239
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	14,529	12,808
Accumulated Depreciation	(12,569)	(11,415)
Net Cost	1,960	1,393
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	397	362
Accumulated Depreciation	(351)	(324)
Net Cost	46	38
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	118	105
Accumulated Depreciation	(99)	(96)
Net Cost	19	9
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	284	159
Net Cost	$ 284	$ 159